Shareholder Report, Average Annual Return (Details)		10 Months Ended	12 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
C000255966
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Frontier Asset Absolute Return ETF
C000255967
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Frontier Asset Core Bond ETF
C000255969
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Frontier Asset Opportunistic Credit ETF
C000255968
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Frontier Asset Global Small Cap Equity ETF
C000255970
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Frontier Asset Total International Equity ETF
C000255971
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Frontier Asset U.S. Large Cap Equity ETF
Without Sales Load [Member] | C000255966
Average Annual Return [Line Items]
Average Annual Return, Percent		9.16%
Without Sales Load [Member] | C000255967
Average Annual Return [Line Items]
Average Annual Return, Percent		5.93%
Without Sales Load [Member] | C000255969
Average Annual Return [Line Items]
Average Annual Return, Percent		6.35%
Without Sales Load [Member] | C000255968
Average Annual Return [Line Items]
Average Annual Return, Percent		18.03%
Without Sales Load [Member] | C000255970
Average Annual Return [Line Items]
Average Annual Return, Percent		25.42%
Without Sales Load [Member] | C000255971
Average Annual Return [Line Items]
Average Annual Return, Percent		14.04%
Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)
Average Annual Return, Percent		19.90%
Morningstar US Core Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		Morningstar US Core Bond Index (USD) (TR)
Average Annual Return, Percent		6.97%
Morningstar US Core Plus Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]		Morningstar US Core Plus Bond Index (USD) (TR)
Average Annual Return, Percent		7.00%
Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]		Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)
Average Annual Return, Percent		19.90%
Morningstar Global Markets ex US (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]		Morningstar Global Markets ex US (USD) (NR)
Average Annual Return, Percent		28.31%
Morningstar US Large (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]		Morningstar US Large (USD) (TR)
Average Annual Return, Percent		19.97%
HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]		HFR (HFRX) Global Hedge Fund Index (USD) (TR)
Average Annual Return, Percent		6.58%
Morningstar Developed Markets Small Cap (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]		Morningstar Developed Markets Small Cap (USD) (NR)
Average Annual Return, Percent		14.39%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.